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                              [LOGO] Nationwide(R)

                                  Nationwide(R)

                             VA Separate Account-D

                               Semi-Annual Report
                                       to
                                 Contract Owners
                                  June 30, 2003

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

WR-0083-6/03

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                              [LOGO] Nationwide(R)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life and Annuity Insurance Company are pleased to bring you the 2003 semi-annual report of the Nationwide VA Separate Account-D.

Equity investments began showing new life during the first half of 2003 after a long and frustrating three year hiatus. All of the major U.S. stock indices registered double-digit gains during the most recent quarter and closed out the first six months of the year in solid positive territory. In addition, most of the major international markets also participated in this first-half equity rally. Fixed income investments held-up during the period, though not in as robust a fashion as earlier periods.

Recent economic statistics herald an encouraging outlook for the U.S. economy. Second quarter GDP growth came in at 2.4% and worker employment statistics show improvement. Interest rates continue at historic low levels and inflation remains at an almost nonexistent level. And, the fiscal stimulus of recent tax cuts has yet to be fully reflected in the economy. We believe this creates an environment for continued improvement in corporate earnings and the extension of a favorable investment climate for financial assets. Your Nationwide variable annuity or variable life contract well positions you to further participate in this improving investment outlook.

Thank you for choosing Nationwide; we sincerely appreciate the opportunity to help you meet your investment planning and retirement needs.


                              /s/ Joseph J. Gasper
                           --------------------------
                           Joseph J. Gasper, President
                                August 12, 2003

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How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VA Separate Account-D. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-866-221-1100 if you have questions about your account, or you may access your account using our voice response unit. And, for a link to our web-site please visit www.waddell.com.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 17. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 7 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 12, provide further disclosures about the variable account and its underlying contract provisions.

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                        NATIONWIDE VA SEPARATE ACCOUNT-D

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30,2003
                                  (UNAUDITED)

Assets:
   Investments at fair value:

      W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
         4,852,933 shares (cost $30,974,600) .............................   $ 31,659,566
      W & R Target Funds - Balanced Portfolio (WRBal)
         3,054,414 shares (cost $20,349,138) .............................     19,874,156
      W & R Target Funds - Bond Portfolio (WRBnd)
         6,505,510 shares (cost $36,386,569) .............................     37,810,022
      W & R Target Funds - Core Equity Portfolio (WRCoreEq)
         7,823,614 shares (cost $76,693,860) .............................     66,911,457
      W & R Target Funds - Growth Portfolio (WRGrowth)
         10,538,869 shares (cost $83,974,297) ............................     75,890,394
      W & R Target Funds - High Income Portfolio (WRHiInc)
         5,519,430 shares (cost $18,233,595) .............................     18,336,649
      W & R Target Funds - International Portfolio (WRIntl)
         1,582,115 shares (cost $8,604,630) ..............................      7,836,848
      W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond)
         2,452,575 shares (cost $13,830,791) .............................     14,131,246
      W & R Target Funds - Money Market Portfolio (WRMMkt)
         11,264,477 shares (cost $11,264,477) ............................     11,264,477
      W & R Target Funds - Science & Technology Portfolio (WRSciTech)
         1,818,450 shares (cost $20,362,349) .............................     18,634,561
      W & R Target Funds - Small Cap Portfolio (WRSmCap)
         3,695,115 shares (cost $26,556,126) .............................     26,770,370
      W & R Target Funds - Value Portfolio (WRValue)
         3,573,292 shares (cost $17,036,019) .............................     16,956,344
                                                                             ------------
            Total investments ............................................    346,076,090
   Accounts receivable ...................................................             --
                                                                             ------------
            Total assets .................................................    346,076,090
Accounts payable .........................................................          3,957
                                                                             ------------
Contract owners' equity (note 4) .........................................   $346,072,133
                                                                             ============

See accompanying notes to financial statements.

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                                       6

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--------------------------------------------------------------------------------

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                           Total      WRAsStrat     WRBal        WRBnd
                                                       ------------   ---------   ---------   ----------
Investment activity:
   Reinvested dividends ............................   $     36,388          --          --           --
   Mortality and expense risk charges (note 2) .....     (2,277,327)   (208,453)   (132,161)    (259,305)
                                                       ------------   ---------   ---------   ----------
      Net investment income (loss) .................     (2,240,939)   (208,453)   (132,161)    (259,305)
                                                       ------------   ---------   ---------   ----------

   Proceeds from mutual fund shares sold ...........     20,871,339     566,363     723,204    2,130,345
   Cost of mutual fund shares sold .................    (23,572,555)   (594,248)   (818,396)  (1,977,527)
                                                       ------------   ---------   ---------   ----------
      Realized gain (loss) on investments ..........     (2,701,216)    (27,885)    (95,192)     152,818
   Change in unrealized gain (loss)
      on investments ...............................     24,282,043   1,058,794   1,465,697    1,165,638
                                                       ------------   ---------   ---------   ----------
      Net gain (loss) on investments ...............     21,580,827   1,030,909   1,370,505    1,318,456
                                                       ------------   ---------   ---------   ----------
   Reinvested capital gains ........................             --          --          --           --
                                                       ------------   ---------   ---------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 19,339,888     822,456   1,238,344    1,059,151
                                                       ============   =========   =========   ==========

                                                        WRCoreEq     WRGrowth      WRHiInc      WRIntl
                                                       ----------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ............................           --           --           --           --
   Mortality and expense risk charges (note 2) .....     (444,375)    (490,235)    (118,064)     (52,871)
                                                       ----------   ----------   ----------   ----------
      Net investment income (loss) .................     (444,375)    (490,235)    (118,064)     (52,871)
                                                       ----------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold ...........    1,156,263    1,030,536    1,342,646    1,294,354
   Cost of mutual fund shares sold .................   (1,617,549)  (1,292,557)  (1,562,341)  (1,970,406)
                                                       ----------   ----------   ----------   ----------
      Realized gain (loss) on investments ..........     (461,286)    (262,021)    (219,695)    (676,052)
   Change in unrealized gain (loss)
      on investments ...............................    4,207,304    6,269,798    1,864,241      934,740
                                                       ----------   ----------   ----------   ----------
      Net gain (loss) on investments ...............    3,746,018    6,007,777    1,644,546      258,688
                                                       ----------   ----------   ----------   ----------
   Reinvested capital gains ........................           --           --           --           --
                                                       ----------   ----------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    3,301,643    5,517,542    1,526,482      205,817
                                                       ==========   ==========   ==========   ==========

                                                        WRLTBond      WRMMkt    WRSciTech      WRSmCap    WRValue
                                                       ---------   ----------   ---------   ----------   ---------
Investment activity:
   Reinvested dividends ............................   $      --       36,388          --           --          --
   Mortality and expense risk charges (note 2) .....     (79,954)     (86,580)   (119,847)    (173,640)   (111,842)
                                                       ---------   ----------   ---------   ----------   ---------
      Net investment income (loss) .................     (79,954)     (50,192)   (119,847)    (173,640)   (111,842)
                                                       ---------   ----------   ---------   ----------   ---------

   Proceeds from mutual fund shares sold ...........     892,183    6,807,159     371,104    3,702,351     854,831
   Cost of mutual fund shares sold .................    (872,289)  (6,807,159)   (457,388)  (4,616,378)   (986,317)
                                                       ---------   ----------   ---------   ----------   ---------
      Realized gain (loss) on investments ..........      19,894           --     (86,284)    (914,027)   (131,486)
   Change in unrealized gain (loss)
      on investments ...............................     280,936           --   1,387,587    4,310,961   1,336,347
                                                       ---------   ----------   ---------   ----------   ---------
      Net gain (loss) on investments ...............     300,830           --   1,301,303    3,396,934   1,204,861
                                                       ---------   ----------   ---------   ----------   ---------
   Reinvested capital gains ........................          --           --          --           --          --
                                                       ---------   ----------   ---------   ----------   ---------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 220,876      (50,192)  1,181,456    3,223,294   1,093,019
                                                       =========   ==========   =========   ==========   =========

See accompanying notes to financial statements.

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                                       7

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--------------------------------------------------------------------------------

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                             Total                     WRAsStrat
                                                  --------------------------   -----------------------
                                                      2003           2002         2003         2002
                                                  ------------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............   $ (2,240,939)   (1,616,442)    (208,453)    (118,658)
   Realized gain (loss) on investments ........     (2,701,216)     (627,137)     (27,885)     (50,299)
   Change in unrealized gain (loss)
      on investments ..........................     24,282,043   (22,732,224)   1,058,794      499,183
   Reinvested capital gains ...................             --            --           --           --
                                                  ------------   -----------   ----------   ----------

      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     19,339,888   (24,975,803)     822,456      330,226
                                                  ------------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     55,132,368    82,997,323    6,372,825    5,774,422
   Transfers between funds ....................             --            --      414,718        4,905
   Redemptions (note 3) .......................    (12,746,836)   (4,609,145)    (973,419)    (297,223)
   Annuity benefits ...........................             --            --           --           --
   Annual contract maintenance charges
      (note 2) ................................        (45,190)      (25,065)      (4,257)      (2,324)
   Contingent deferred sales charges
      (note 2) ................................       (338,921)      (84,237)     (27,620)      (2,415)
   Adjustments to maintain reserves ...........         (6,969)       22,960         (700)       5,737
                                                  ------------   -----------   ----------   ----------
         Net equity transactions ..............     41,994,452    78,301,836    5,781,547    5,483,102
                                                  ------------   -----------   ----------   ----------

Net change in contract owners' equity .........     61,334,340    53,326,033    6,604,003    5,813,328
Contract owners' equity beginning of period ...    284,737,793   200,596,191   25,055,095   13,350,843
                                                  ------------   -----------   ----------   ----------
Contract owners' equity end of period .........   $346,072,133   253,922,224   31,659,098   19,164,171
                                                  ============   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................     36,756,844    22,213,198    2,674,791    1,449,907
                                                  ------------   -----------   ----------   ----------
   Units purchased ............................      9,386,950    10,122,327      826,195      613,540
   Units redeemed .............................     (4,489,010)   (1,324,839)    (208,051)     (28,611)
                                                  ------------   -----------   ----------   ----------
   Ending units ...............................     41,654,784    31,010,686    3,292,935    2,034,836
                                                  ============   ===========   ==========   ==========

                                                            WRBal                    WRBnd
                                                  -----------------------   -----------------------
                                                     2003         2002         2003         2002
                                                  ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............     (132,161)     (97,793)    (259,305)    (111,957)
   Realized gain (loss) on investments ........      (95,192)     (45,359)     152,818        3,383
   Change in unrealized gain (loss) on
      investments .............................    1,465,697     (556,748)   1,165,638      611,830
   Reinvested capital gains ...................           --           --           --           --
                                                  ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    1,238,344     (699,900)   1,059,151      503,256
                                                  ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    3,004,035    4,699,064    7,089,083    6,735,699
   Transfers between funds ....................     (201,601)    (424,137)    (145,554)   1,867,353
   Redemptions (note 3) .......................     (871,733)    (365,659)  (1,701,320)    (465,672)
   Annuity benefits ...........................           --           --           --           --
   Annual contract maintenance charges
      (note 2) ................................       (3,110)      (1,822)      (3,635)      (1,032)
   Contingent deferred sales charges
      (note 2) ................................      (38,727)      (5,329)     (40,426)      (9,488)
   Adjustments to maintain reserves ...........         (951)       6,465         (631)       5,170
                                                  ----------   ----------   ----------   ----------
         Net equity transactions ..............    1,887,913    3,908,582    5,197,517    8,132,030
                                                  ----------   ----------   ----------   ----------

Net change in contract owners' equity .........    3,126,257    3,208,682    6,256,668    8,635,286
Contract owners' equity beginning of period ...   16,747,303   11,857,105   31,553,053   11,966,763
                                                  ----------   ----------   ----------   ----------
Contract owners' equity end of period .........   19,873,560   15,065,787   37,809,721   20,602,049
                                                  ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................    1,956,614    1,249,677    2,714,129    1,105,160
                                                  ----------   ----------   ----------   ----------
   Units purchased ............................      399,635      469,783      836,961      780,429
   Units redeemed .............................     (183,689)     (59,094)    (391,707)     (38,117)
                                                  ----------   ----------   ----------   ----------
   Ending units ...............................    2,172,560    1,660,366    3,159,383    1,847,472
                                                  ==========   ==========   ==========   ==========

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NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30,2003 and 2002
(UNAUDITED)

                                                      WRCoreEq                 WRGrowth
                                            ------------------------   -----------------------
                                                2003         2002         2003         2002
                                            -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .........   $  (444,375)    (399,675)    (490,235)    (429,650)
   Realized gain (loss) on investments ..      (461,286)    (119,859)    (262,021)    (140,839)
   Change in unrealized gain (loss)
      on investments ....................     4,207,304   (7,743,339)   6,269,798   (8,045,234)
   Reinvested capital gains .............            --           --           --           --
                                            -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     3,301,643   (8,262,873)   5,517,542   (8,615,723)
                                            -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     6,818,587   16,330,944    8,876,280   17,431,160
   Transfers between funds ..............     1,031,866    1,128,515    2,572,337    1,207,221
   Redemptions (note 3) .................    (2,129,781)  (1,112,444)  (2,249,546)  (1,057,177)
   Annuity benefits .....................            --           --           --           --
   Annual contract maintenance charges
      (note 2) ..........................        (9,260)      (6,332)      (9,358)      (5,709)
   Contingent deferred sales charges
      (note 2) ..........................       (61,186)     (19,306)     (45,195)     (19,206)
   Adjustments to maintain reserves .....        (1,416)       3,639       (1,961)       5,029
                                            -----------   ----------   ----------   ----------
         Net equity transactions ........     5,648,810   16,325,016    9,142,557   17,561,318
                                            -----------   ----------   ----------   ----------

Net change in contract owners' equity ...     8,950,453    8,062,143   14,660,099    8,945,595
Contract owners' equity beginning
   of period ............................    57,960,098   49,620,225   61,229,177   52,761,810
                                            -----------   ----------   ----------   ----------
Contract owners' equity end of period ...   $66,910,551   57,682,368   75,889,276   61,707,405
                                            ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................     8,764,149    5,791,263    9,244,541    6,175,431
                                            -----------   ----------   ----------   ----------
   Units purchased ......................     1,397,648    2,120,412    1,973,644    2,230,030
   Units redeemed .......................      (540,558)    (119,833)    (629,749)    (113,601)
                                            -----------   ----------   ----------   ----------
   Ending units .........................     9,621,239    7,791,842   10,588,436    8,291,860
                                            ===========   ==========   ==========   ==========

                                                    WRHiInc                   WRIntl
                                            -----------------------   ---------------------
                                               2003         2002        2003        2002
                                            ----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) .........     (118,064)     (66,945)    (52,871)    (46,532)
   Realized gain (loss) on investments ..     (219,695)      (3,300)   (676,052)   (142,875)
   Change in unrealized gain (loss)
      on investments ....................    1,864,241     (527,840)    934,740    (241,792)
   Reinvested capital gains .............           --           --          --          --
                                            ----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    1,526,482     (598,085)    205,817    (431,199)
                                            ----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    3,588,087    3,648,503     761,322   1,354,069
   Transfers between funds ..............     (166,642)   1,000,998    (553,973)    655,390
   Redemptions (note 3) .................     (787,215)    (264,245)   (151,378)    (97,340)
   Annuity benefits .....................           --           --          --          --
   Annual contract maintenance charges
      (note 2) ..........................       (1,795)        (683)     (1,222)       (754)
   Contingent deferred sales charges
      (note 2) ..........................      (14,231)      (5,351)     (5,355)     (2,349)
   Adjustments to maintain reserves .....         (107)         (44)       (168)       (287)
                                            ----------   ----------   ---------   ---------
         Net equity transactions ........    2,618,097    4,379,178      49,226   1,908,729
                                            ----------   ----------   ---------   ---------

Net change in contract owners' equity ...    4,144,579    3,781,093     255,043   1,477,530
Contract owners' equity beginning
   of period ............................   14,192,033    7,483,861   7,581,706   5,631,891
                                            ----------   ----------   ---------   ---------
Contract owners' equity end of period ...   18,336,612   11,264,954   7,836,749   7,109,421
                                            ==========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ......................    1,356,838      690,448   1,209,380     724,305
                                            ----------   ----------   ---------   ---------
   Units purchased ......................      449,797      425,707     296,782     270,276
   Units redeemed .......................     (211,887)     (21,725)   (293,550)    (11,936)
                                            ----------   ----------   ---------   ---------
   Ending units .........................    1,594,748    1,094,430   1,212,612     982,645
                                            ==========   ==========   =========   =========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30,2003 and 2002
(UNAUDITED)

                                                    WRLTBond                   WRMMkt
                                            -----------------------   -----------------------
                                                2003         2002        2003         2002
                                            -----------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) .........   $   (79,954)    (18,052)     (50,192)     (12,665)
   Realized gain (loss) on investments ..        19,894       2,681           --           --
   Change in unrealized gain (loss)
      on investments ....................       280,936      26,871           --           --
   Reinvested capital gains .............            --          --           --           --
                                            -----------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................       220,876      11,500      (50,192)     (12,665)
                                            -----------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     4,427,937   1,239,949    5,584,258    7,591,529
   Transfers between funds ..............     3,628,805     260,519   (3,215,937)  (7,399,555)
   Redemptions (note 3) .................      (551,937)    (61,639)  (2,061,943)    (307,672)
   Annuity benefits .....................            --          --           --           --
   Annual contract maintenance charges
      (note 2) ..........................          (986)       (168)      (1,395)        (849)
   Contingent deferred sales charges
      (note 2) ..........................       (30,705)       (778)     (18,584)      (8,340)
   Adjustments to maintain reserves .....           (87)          1         (282)      (1,126)
                                            -----------   ---------   ----------   ----------
         Net equity transactions ........     7,473,027   1,437,884      286,117     (126,013)
                                            -----------   ---------   ----------   ----------

Net change in contract owners' equity ...     7,693,903   1,449,384      235,925     (138,678)
Contract owners' equity beginning
   of period ............................     6,437,311   1,925,569   11,028,481    9,384,515
                                            -----------   ---------   ----------   ----------
Contract owners' equity end of period ...   $14,131,214   3,374,953   11,264,406    9,245,837
                                            ===========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................       567,954     176,463    1,080,121      916,138
                                            -----------   ---------   ----------   ----------
   Units purchased ......................       802,144     136,120      942,692      809,821
   Units redeemed .......................      (146,906)     (5,167)    (914,026)    (822,163)
                                            -----------   ---------   ----------   ----------
   Ending units .........................     1,223,192     307,416    1,108,787      903,796
                                            ===========   =========   ==========   ==========

                                                   WRSciTech                  WRSmCap
                                            -----------------------   -----------------------
                                               2003         2002         2003         2002
                                            ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .........     (119,847)     (95,759)    (173,640)    (146,608)
   Realized gain (loss) on investments ..      (86,284)     (98,318)    (914,027)     (32,516)
   Change in unrealized gain (loss)
      on investments ....................    1,387,587   (2,801,274)   4,310,961   (3,158,742)
   Reinvested capital gains .............           --           --           --           --
                                            ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    1,181,456   (2,995,351)   3,223,294   (3,337,866)
                                            ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    2,746,566    5,215,241    2,931,329    7,140,990
   Transfers between funds ..............     (121,989)    (438,696)  (2,585,702)   2,021,327
   Redemptions (note 3) .................     (321,209)    (164,359)    (591,345)    (292,380)
   Annuity benefits .....................           --           --           --           --
   Annual contract maintenance charges
      (note 2) ..........................       (3,555)      (2,164)      (4,694)      (2,830)
   Contingent deferred sales charges
      (note 2) ..........................      (19,740)      (3,563)     (25,744)      (5,839)
   Adjustments to maintain reserves .....         (356)        (388)        (108)      (1,225)
                                            ----------   ----------   ----------   ----------
         Net equity transactions ........    2,279,717    4,606,071     (276,264)   8,860,043
                                            ----------   ----------   ----------   ----------

Net change in contract owners' equity ...    3,461,173    1,610,720    2,947,030    5,522,177
Contract owners' equity beginning
   of period ............................   15,173,191   12,520,812   23,823,289   17,010,453
                                            ----------   ----------   ----------   ----------
Contract owners' equity end of period ...   18,634,364   14,131,532   26,770,319   22,532,630
                                            ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................    2,406,665    1,486,955    3,174,788    1,746,341
                                            ----------   ----------   ----------   ----------
   Units purchased ......................      514,059      667,113      564,829    1,002,355
   Units redeemed .......................     (160,495)     (62,651)    (643,881)     (30,067)
                                            ----------   ----------   ----------   ----------
   Ending units .........................    2,760,229    2,091,417    3,095,736    2,718,629
                                            ==========   ==========   ==========   ==========

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30,2003 and 2002
(UNAUDITED)

                                                     WRValue
                                            ------------------------
                                               2003          2002
                                            -----------   ----------
Investment activity:
   Net investment income (loss) .........   $  (111,842)     (72,148)
   Realized gain (loss) on investments ..      (131,486)         164
   Change in unrealized gain (loss)
      on investments ....................     1,336,347     (795,139)
   Reinvested capital gains .............            --           --
                                            -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     1,093,019     (867,123)
                                            -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     2,932,059    5,835,753
   Transfers between funds ..............      (656,328)     116,160
   Redemptions (note 3) .................      (356,010)    (123,335)
   Annuity benefits .....................            --           --
   Annual contract maintenance charges
      (note 2) ..........................        (1,923)        (398)
   Contingent deferred sales charges
      (note 2) ..........................       (11,408)      (2,273)
   Adjustments to maintain reserves .....          (202)         (11)
                                            -----------   ----------
         Net equity transactions ........     1,906,188    5,825,896
                                            -----------   ----------

Net change in contract owners' equity ... 2,999,207 4,958,773 Contract owners' equity beginning
   of period ............................    13,957,056    7,082,344
                                            -----------   ----------
Contract owners' equity end of period ...   $16,956,263   12,041,117
                                            ===========   ==========

CHANGES IN UNITS:
   Beginning units ......................     1,606,874      701,110
                                            -----------   ----------
   Units purchased ......................       382,564      596,741
   Units redeemed .......................      (164,511)     (11,874)
                                            -----------   ----------
   Ending units .........................     1,824,927    1,285,977
                                            ===========   ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        NATIONWIDE VA SEPARATE ACCOUNT-D

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30,2003
                                   (UNAUDITED)

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide VA Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 8, 2000. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

               Portfolio of the Waddell and Reed: W & R Target Funds, Inc.
                  (W & R TFI);

                  W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
                  W & R Target Funds - Balanced Portfolio (WRBal)
                  W & R Target Funds - Bond Portfolio (WRBnd)
                  W & R Target Funds - Core Equity Portfolio (WRCoreEq)
                  W & R Target Funds - Growth Portfolio (WRGrowth)
                  W & R Target Funds - High Income Portfolio (WRHiInc)
                  W & R Target Funds - International Portfolio (WRIntl)
                  W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond) W & R Target Funds - Money Market Portfolio (WRMMkt)
                  W & R Target Funds - Science & Technology Portfolio
                     (WRSciTech)
                  W & R Target Funds - Small Cap Portfolio (WRSmCap)
                  W & R Target Funds - Value Portfolio (WRValue)

          At June 30, 2003, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 8% of the lesser of purchase payments or the amount surrendered. This charge declines to 0% after the purchase payment has been held in the contract for 96 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company may deduct an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-D

                                                                                 Waddell & Reed
                    Nationwide VA Separate Account-D Options                         Select
-----------------------------------------------------------------------------------------------
Mortality and Expense Risk - Basic                                                    1.35%
-----------------------------------------------------------------------------------------------
CDSC Options:

   Seven Year CDSC                                                                    0.05%
-----------------------------------------------------------------------------------------------
Death Benefit Options:

   Maximum Anniversary Death Benefit                                                  0.15%
      If death before annuitization, benefit will be greatest of (i)
      contract value, (ii) purchase payments less surrenders or (iii) highest
      contract value before 86th birthday less surrenders.                            ----

   Five Year Reset Death Benefit                                                      0.05%
      If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) most recent five
      year contract value before 86th birthday less surrenders.                       ----

   Nursing Home and Long Term Care                                                    0.05%
-----------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Options:

      Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.

   Option 1                                                                           0.45%
                                                                                      ----
   Option 2                                                                           0.30%
-----------------------------------------------------------------------------------------------
Beneficiary Protector Option:                                                         0.40%

      Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Maximum Variable Account Charges*                                                     2.45%
-----------------------------------------------------------------------------------------------

* When maximum options are utilized.

     The following table provides mortality and expense risk charges by asset fee rates for the six month period ended June 30, 2003:

                              Total     WRAsStrat    WRBal     WRBnd    WRCoreEq
                           ----------   ---------   -------   -------   --------
     1.35% .............   $  677,725     69,047     48,458    93,871    125,340
     1.40% .............      417,747     33,789     17,814    51,919     77,537
     1.45% .............       46,395      5,619      4,181     3,113     10,711
     1.50% .............      671,810     50,320     28,056    57,231    147,481
     1.55% .............       94,487      6,220      8,819     7,932     20,735
     1.60% .............          780         73         31        45        201
     1.65% .............       36,162      5,178      1,737     2,667      3,999
     1.70% .............        4,558        309        293       639      1,183
     1.75% .............        5,370      1,007        652       509        629
     1.80% .............      165,865     19,628     11,129    18,607     31,055
     1.85% .............       30,632      4,668      2,570     5,074      4,127
     1.90% .............       17,678        312         98     1,083      3,211
     1.95% .............       77,548     10,472      3,149    11,190     10,461
     2.00% .............       27,182      1,283      5,141     4,814      7,444
     2.05% .............          902         77         33        36         50
     2.20% .............          873        253         --       235         --
     2.35% .............        1,505        198         --       329        189
     2.45% .............          108         --         --        11         22
                           ----------    -------    -------   -------    -------
        Total ..........   $2,277,327    208,453    132,161   259,305    444,375
                           ==========    =======    =======   =======    =======

                           WRGrowth   WRHiInc   WRIntl   WRLTBond   WRMMkt
                           --------   -------   ------   --------   ------
     1.35% .............   $122,085    38,091   13,933     27,054   27,164
     1.40% .............    110,728    20,094   11,451     12,633   15,506
     1.45% .............     11,217     2,950      679        315      341
     1.50% .............    162,820    29,467   17,034     22,037   22,698
     1.55% .............     17,984     5,456    2,588      2,967    7,322
     1.60% .............        230        19       36         26       13
     1.65% .............      7,241     2,028      592        694       75
     1.70% .............        406       131      176        299       24
     1.75% .............        999       158       24          4      160
     1.80% .............     28,406    11,325    3,090      8,621    3,995
     1.85% .............      5,357     1,140      249        725    3,413
     1.90% .............      3,596     2,237    1,019        312      325
     1.95% .............     12,669     4,669    1,732      3,946    5,265
     2.00% .............      5,908       226      244        115      279
     2.05% .............        106         9       --          9       --
     2.20% .............        129        42       --         --       --
     2.35% .............        327        11       14        197       --
     2.45% .............         27        11       10         --       --
                           --------   -------   ------     ------   ------
        Total ..........   $490,235   118,064   52,871     79,954   86,580
                           ========   =======   ======     ======   ======

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-D

                           WRSciTech   WRSmCap   WRValue
                           ---------   -------   -------
     1.35% .............    $ 34,652    46,561    31,469
     1.40% .............      19,773    36,049    10,454
     1.45% .............       1,092     2,683     3,494
     1.50% .............      41,230    57,048    36,388
     1.55% .............       5,022     5,478     3,964
     1.60% .............          --        53        53
     1.65% .............       3,774     4,701     3,476
     1.70% .............         363       310       425
     1.75% .............         182       351       695
     1.80% .............       7,853    10,818    11,338
     1.85% .............       1,138     1,164     1,007
     1.90% .............         177     2,858     2,450
     1.95% .............       3,662     4,625     5,708
     2.00% .............         677       710       341
     2.05% .............          78        92       412
     2.20% .............         148        --        66
     2.35% .............          15       139        86
     2.45% .............          11        --        16
                            --------   -------   -------
        Total ..........    $119,847   173,640   111,842
                            ========   =======   =======

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the six month periods ended June 30, 2003 and 2002, total transfers to the Account from the fixed account were $2,200,998 and $3,876,390, respectively, and total transfers from the Account to the fixed account were $3,530,444 and $430,383, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of June 30, 2003, and contract expense rate, investment income ratio and total return for each six month period ended June 30 for the year indicated. Certain of the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column.Accordingly, there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                       Contract                                                     Investment
                                       Expense                         Unit           Contract        Income           Total
                                         Rate*        Units         Fair Value     Owners' Equity     Ratio**         Return***
                                    -------------   ----------   ---------------   --------------   ----------   -----------------
     W & R Target Funds - Asset Strategy Portfolio
        2003 ....................   1.35% to 2.35%   3,292,935   $ 9.44 to  9.79    $31,659,098        0.00%       2.21% to   2.73%
        2002 ....................   1.35% to 2.05%   2,034,836     9.33 to  9.43     19,158,167        0.00%       1.96% to   2.32%
        2001 ....................   1.35% to 1.95%     802,655     9.40 to  9.44      7,571,176        0.00%      -9.35% to  -9.07%

     W & R Target Funds - Balanced Portfolio
        2003 ....................   1.35% to 2.05%   2,172,560     9.01 to  9.18     19,873,560        0.00%       6.59% to   6.96%
        2002 ....................   1.35% to 2.00%   1,660,366     8.99 to  9.09     15,059,017        0.00%      -4.66% to  -4.35%
        2001 ....................   1.35% to 1.95%     701,359     9.77 to  9.81      6,876,075        0.00%      -4.48% to  -4.19%

     W & R Target Funds - Bond Portfolio
        2003 ....................   1.35% to 2.45%   3,159,383    11.28 to 12.01     37,809,721        0.00%       2.46% to   3.03%
        2002 ....................   1.35% to 2.35%   1,847,472    10.62 to 11.17     20,595,951        0.00%       2.53% to   3.04%
        2001 ....................   1.35% to 1.95%     460,493    10.40 to 10.44      4,804,212        0.00%       1.78% to   2.09%

     W & R Target Funds - Core Equity Portfolio
        2003 ....................   1.35% to 2.45%   9,621,239     6.85 to  7.20     66,910,551        0.00%       4.66% to   5.24%
        2002 ....................   1.35% to 2.35%   7,791,842     7.34 to  7.73     57,677,017        0.00%     -13.98% to -13.54%
        2001 ....................   1.35% to 1.95%   2,839,129     8.98 to  9.01     25,570,050        0.00%     -12.09% to -11.82%

     W & R Target Funds - Growth Portfolio
        2003 ....................   1.35% to 2.45%  10,588,436     7.03 to  7.53     75,889,276        0.00%       7.71% to   8.31%
        2002 ....................   1.35% to 2.35%   8,291,860     7.37 to  7.88     61,702,024        0.00%     -13.28% to -12.85%
        2001 ....................   1.35% to 2.00%   2,381,737     8.99 to  9.03     21,493,881        0.00%     -11.09% to -10.79%

     W & R Target Funds - High Income Portfolio
        2003 ....................   1.35% to 2.45%   1,594,748    10.58 to 11.54     18,336,612        0.00%       9.44% to  10.05%
        2002 ....................   1.35% to 2.00%   1,094,430    10.20 to 10.31     11,264,954        0.00%      -5.28% to  -4.97%
        2001 ....................   1.35% to 1.95%     317,502    10.55 to 10.59      3,360,414        0.00%       4.79% to   5.11%

     W & R Target Funds - International Portfolio
        2003 ....................   1.35% to 2.45%   1,212,612     6.37 to  6.79      7,836,749        0.00%       2.61% to   3.18%
        2002 ....................   1.35% to 2.35%     982,645     7.17 to  7.67      7,109,421        0.00%      -7.35% to  -6.88%
        2001 ....................   1.35% to 1.85%     319,069     8.70 to  8.73      2,782,527        0.00%     -14.23% to -14.01%

     W & R Target Funds - Limited-Term Bond Portfolio
        2003 ....................   1.35% to 2.35%   1,223,192    10.83 to 11.59     14,131,214        0.00%       1.56% to   2.07%
        2002 ....................   1.35% to 1.95%     307,416    10.89 to 10.99      3,374,953        0.00%       0.35% to   0.65%
        2001 ....................   1.35% to 1.95%      52,742    10.53 to 10.56        557,000        0.00%       3.89% to   4.21%

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-D

                                  Contract                                                    Investment
                                  Expense                       Unit            Contract        Income           Total
                                   Rate*         Units       Fair Value      Owners' Equity     Ratio**         Return***
                               -------------   ---------   --------------   ---------------   ----------   -----------------
     W & R Target Funds - Money Market Portfolio
        2003 ...............   1.35% to 2.00%  1,108,787   10.03 to 10.20      11,264,406        0.33%      -0.69% to  -0.36%
        2002 ...............   1.35% to 2.00%    903,796   10.14 to 10.25       9,245,837        0.49%      -0.41% to  -0.09%
        2001 ...............   1.35% to 1.95%    627,478   10.16 to 10.20       6,393,461        1.97%       1.29% to   1.59%

        W & R Target Funds - Science & Technology Portfolio
        2003 ...............   1.35% to 2.45%  2,760,229    6.62 to  7.57      18,634,364        0.00%       6.59% to   7.19%
        2002 ...............   1.35% to 2.35%  2,091,417    6.70 to  7.64      14,131,532        0.00%     -20.11% to -19.71%
        2001 ...............   1.35% to 2.00%    775,554    8.35 to  8.38       6,497,972        0.00%     -13.87% to -13.59%

        W & R Target Funds - Small Cap Portfolio
        2003 ...............   1.35% to 2.35%  3,095,736    8.52 to  8.68      26,770,319        0.00%      14.77% to  15.35%
        2002 ...............   1.35% to 2.35%  2,718,629    8.21 to  8.30      22,532,630        0.00%     -15.27% to -14.85%
        2001 ...............   1.35% to 2.00%    786,108   10.29 to 10.33       8,114,335        0.00%       2.12% to   2.45%

        W & R Target Funds - Value Portfolio
        2003 ...............   1.35% to 2.45%  1,824,927    9.10 to  9.32      16,956,263        0.00%       6.49% to   7.08%
        2002 ...............   1.35% to 2.35%  1,285,977    9.27 to  9.38      12,041,117        0.00%      -7.71% to  -7.25%
        2001 ...............   1.35% to 1.80%    104,916    9.92 to  9.93       1,041,491        0.00%      -0.79% to  -0.72%(a) (b)
                                                                             ------------

     2003 Contract owners' equity ........................................   $346,072,133
                                                                             ============

     2002 Reserves for annuity contracts in payout phase .................         29,604
                                                                             ------------
     2002 Contract owners' equity ........................................   $253,922,224
                                                                             ============

     2001 Contract owners' equity ........................................   $ 95,062,594
                                                                             ============

* This represents the range of annualized contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six month period indicated, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the range of minimum and maximum total returns for the underlying mutual fund option for the six month period indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a)&(b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated by these symbols.

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NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY                     --------------
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